T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 5.6%
Entertainment 0.2%
Walt Disney	35,401	3,405
		3,405
Interactive Media & Services 5.4%
Alphabet, Class A	445,507	73,888
Meta Platforms, Class A	95,366	54,591
		128,479
Total Communication Services		131,884
CONSUMER DISCRETIONARY 9.5%
Broadline Retail 4.5%
Amazon.com (1)	573,713	106,900
		106,900
Diversified Consumer Services 0.7%
Service International	205,328	16,207
		16,207
Hotels, Restaurants & Leisure 3.9%
Booking Holdings	1,918	8,079
Chipotle Mexican Grill (1)	67,096	3,866
Hilton Worldwide Holdings	94,968	21,890
Marriott International, Class A	26,954	6,701
McDonald's	61,052	18,591
Starbucks	92,481	9,016
Yum! Brands	176,768	24,696
		92,839
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	97,423	8,612
		8,612
Total Consumer Discretionary		224,558
CONSUMER STAPLES 0.7%
Beverages 0.5%
Keurig Dr Pepper	290,406	10,884
		10,884
Consumer Staples Distribution & Retail 0.2%
Dollar Tree (1)	83,489	5,871
		5,871
Total Consumer Staples		16,755

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 2.3%
Energy Equipment & Services 0.2%
Schlumberger	86,837	3,643
		3,643
Oil, Gas & Consumable Fuels 2.1%
Canadian Natural Resources	969,265	32,189
Chesapeake Energy	218,017	17,932
		50,121
Total Energy		53,764
FINANCIALS 7.4%
Banks 0.1%
PNC Financial Services Group	13,365	2,470
		2,470
Capital Markets 2.5%
CME Group	26,081	5,755
Goldman Sachs Group	4,884	2,418
Intercontinental Exchange	157,143	25,244
KKR	88,698	11,582
Morgan Stanley	46,237	4,820
MSCI	5,678	3,310
S&P Global	9,352	4,831
Tradeweb Markets, Class A	18,598	2,300
		60,260
Financial Services 3.0%
Mastercard, Class A	73,701	36,394
Visa, Class A	123,994	34,092
		70,486
Insurance 1.8%
Arthur J Gallagher	52,444	14,756
Marsh & McLennan	104,157	23,236
Willis Towers Watson	17,118	5,042
		43,034
Total Financials		176,250
HEALTH CARE 19.3%
Biotechnology 1.5%
AbbVie	81,002	15,996
Argenx SE, ADR (1)	11,240	6,093
Biogen (1)	65,212	12,641
		34,730
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	258,582	29,481

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Becton Dickinson	243,975	58,822
GE HealthCare Technologies	135,620	12,728
Stryker	10,020	3,620
		104,651
Health Care Providers & Services 5.2%
Elevance Health	30,543	15,882
Humana	40,581	12,854
McKesson	50,577	25,006
UnitedHealth Group	119,530	69,887
		123,629
Life Sciences Tools & Services 6.7%
Avantor (1)	610,540	15,795
Danaher	224,068	62,295
Revvity	452,866	57,853
Thermo Fisher Scientific	35,467	21,939
		157,882
Pharmaceuticals 1.5%
Eli Lilly	40,149	35,570
		35,570
Total Health Care		456,462
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 2.7%
Boeing (1)	13,658	2,077
Northrop Grumman	53,138	28,061
RTX	288,498	34,954
		65,092
Building Products 0.1%
Trane Technologies	3,296	1,281
		1,281
Commercial Services & Supplies 3.6%
Republic Services	51,941	10,432
Veralto	316,467	35,400
Waste Connections	217,952	38,974
		84,806
Electrical Equipment 0.2%
AMETEK	27,430	4,710
		4,710
Ground Transportation 0.3%
CSX	190,340	6,572
		6,572

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 1.7%
Roper Technologies	73,979	41,165
		41,165
Machinery 4.2%
Fortive	814,714	64,306
IDEX	36,630	7,857
Ingersoll-Rand	288,162	28,286
		100,449
Total Industrials & Business Services		304,075
INFORMATION TECHNOLOGY 30.9%
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A	14,040	915
Teledyne Technologies (1)	38,307	16,765
		17,680
IT Services 0.3%
Accenture, Class A	16,701	5,903
		5,903
Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices (1)	147,019	24,123
Broadcom	190,558	32,871
KLA	3,745	2,900
Lam Research	9,336	7,619
NVIDIA	1,194,572	145,069
NXP Semiconductors	52,164	12,520
		225,102
Software 15.0%
ANSYS (1)	24,142	7,692
Aurora Innovation (1)	1,653,480	9,789
Autodesk (1)	81,743	22,519
Cadence Design Systems (1)	10,104	2,738
Informatica, Class A (1)	93,170	2,355
Intuit	59,338	36,849
Microsoft	453,271	195,043
PTC (1)	218,581	39,489
Salesforce.com	141,287	38,672
Tyler Technologies (1)	2,505	1,462
		356,608
Technology Hardware, Storage & Peripherals 5.3%
Apple	543,200	126,566
		126,566
Total Information Technology		731,859

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 2.5%
Chemicals 1.2%
Linde	61,495	29,324
		29,324
Construction Materials 1.3%
Martin Marietta Materials	52,798	28,419
Vulcan Materials	10,466	2,621
		31,040
Total Materials		60,364
REAL ESTATE 1.2%
Specialized REITs 1.2%
American Tower, REIT	71,268	16,574
SBA Communications, REIT	54,514	13,121
Total Real Estate		29,695
UTILITIES 7.3%
Electric Utilities 0.6%
Alliant Energy	45,770	2,778
Exelon	198,266	8,040
Xcel Energy	39,043	2,549
		13,367
Multi-Utilities 6.7%
Ameren	518,050	45,308
CenterPoint Energy	1,202,982	35,392
CMS Energy	276,042	19,497
DTE Energy	242,267	31,109
NiSource	748,830	25,947
WEC Energy Group	30,256	2,910
		160,163
Total Utilities		173,530
Total Common Stocks (Cost $2,108,552)		2,359,196
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.97% (2)(3)	10,432,534	10,433
Total Short-Term Investments (Cost $10,433)		10,433
Total Investments in Securities 100.0% of Net Assets (Cost $2,118,985)		$2,369,629
Other Assets Less Liabilities 0.0%		663
Net Assets 100.0%		$2,370,292

‡	Shares are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

(1)	Non-income producing.
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$224
Totals	$—#	$—	$224+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$1,792	¤	¤	$10,433
	Total			$10,433^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $224 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $10,433.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Appreciation Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1072-054Q3
09/24